Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
UK R&D tax credit	$ 6,664	$ 4,610
Prepaid insurance premium	4,469	3,154
Prepaid research and development	4,920	2,317
VAT recoverable	1,394	1,171
Deferred offering costs	228	0
Deferred offering costs	1,058	796
Prepaid expenses and other current assets	$ 18,733	$ 12,048